Intangible fixed assets (Tables)	6 Months Ended
Mar. 31, 2025
Intangible fixed assets
Summary of intangible fixed assets

31 March
2025
$'000
Cost
At 1 October 2024	2,431
Additions	223
Reclassified to discontinued operations	—
Foreign exchange on translation	(74)
At 31 March 2025	2,580
Amortisation
At 1 October 2024	(492)
Charge	(166)
Foreign exchange on translation	13
At 31 March 2025	(645)
Net Book Value
At 31 March 2025	1,935
At 30 September 2024	1,939